Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments
Cost or Amortized Cost	$ 3,100,500
Fair Value	3,612,636
Fixed maturity securities
Investments
Cost or Amortized Cost	2,249,891	2,315,654
Gross Unrealized Gains	431,554	280,536
Gross Unrealized Losses	(2,757)	(3,706)
Fair Value	2,678,688	2,592,484
Fixed maturity securities | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	15,841	13,470
Fixed maturity securities | United States Government and government agencies and authorities.
Investments
Cost or Amortized Cost	19,221	22,562
Gross Unrealized Gains	255	269
Gross Unrealized Losses	(1)	0
Fair Value	19,475	22,831
Fixed maturity securities | United States Government and government agencies and authorities. | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	42,745	46,457
Gross Unrealized Gains	3,043	2,284
Gross Unrealized Losses	0	(197)
Fair Value	45,788	48,544
Fixed maturity securities | States, municipalities and political subdivisions | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	19,061	22,381
Gross Unrealized Gains	2,763	2,072
Gross Unrealized Losses	0	0
Fair Value	21,824	24,453
Fixed maturity securities | Foreign governments | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Asset-backed
Investments
Cost or Amortized Cost	684	789
Gross Unrealized Gains	50	62
Gross Unrealized Losses	0	0
Fair Value	734	851
Fixed maturity securities | Asset-backed | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost	3,794	5,223
Gross Unrealized Gains	102	314
Gross Unrealized Losses	0	0
Fair Value	3,896	5,537
Fixed maturity securities | Commercial mortgage-backed | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	65,090	72,219
Gross Unrealized Gains	6,948	5,878
Gross Unrealized Losses	(12)	(355)
Fair Value	72,026	77,742
Fixed maturity securities | Residential mortgage-backed | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	2,386	2,482
Fixed maturity securities | Corporate
Investments
Cost or Amortized Cost	2,099,296	2,146,023
Gross Unrealized Gains	418,393	269,657
Gross Unrealized Losses	(2,744)	(3,154)
Fair Value	2,514,945	2,412,526
Fixed maturity securities | Corporate | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	13,455	10,988
Equity securities
Investments
Cost or Amortized Cost	122,347	94,467
Gross Unrealized Gains	13,672	7,885
Gross Unrealized Losses	(273)	(2,086)
Fair Value	135,746	100,266
Equity securities | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Equity securities | Common Stock
Investments
Cost or Amortized Cost	92	92
Gross Unrealized Gains	322	326
Gross Unrealized Losses	0	0
Fair Value	414	418
Equity securities | Common Stock | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	122,255	94,375
Gross Unrealized Gains	13,350	7,559
Gross Unrealized Losses	(273)	(2,086)
Fair Value	135,332	99,848
Equity securities | Non-redeemable preferred stocks | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	$ 0	$ 0